CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands		Total	Ordinary shares [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Total Hollysys Automation Technologies Ltd. Stockholders' Equity [Member]	Noncontrolling Interest [Member]
Balance at Jun. 30, 2020		$ 988,886	$ 61	$ 224,043	$ 49,423	$ 774,473	$ (63,517)	$ 984,483	$ 4,403
Balance (in shares) at Jun. 30, 2020			60,537,099
Issuance of ordinary shares		1		1				1
Issuance of ordinary shares (in shares)			830,238
Share-based compensation		9,724		9,724				9,724
Net income for the year		89,338				89,709		89,709	(371)
Appropriations to statutory reserves					15,026	(15,026)
Dividend paid		(12,107)				(12,107)		(12,107)
Translation adjustments		96,577					96,331	96,331	246
Effect of change in accounting principle – ASC 326		(30,451)				(30,451)		(30,451)
Balance at Jun. 30, 2021		1,141,968	$ 61	233,768	64,449	806,598	32,814	1,137,690	4,278
Balance (in shares) at Jun. 30, 2021			61,367,337
Issuance of ordinary shares			$ 1	(1)
Issuance of ordinary shares (in shares)			595,112
Share-based compensation		9,709		9,709				9,709
Net income for the year		82,993				83,182		83,182	(189)
Appropriations to statutory reserves					12,812	(12,812)
Dividend paid		(19,827)				(19,827)		(19,827)
Capital contribution from subsidiaries' non-controlling interest shareholders		695							695
Deconsolidation of a subsidiary		(3,120)			2			2	(3,122)
Translation adjustments		(46,590)					(45,469)	(45,469)	(1,121)
Balance at Jun. 30, 2022		1,165,828	$ 62	243,476	77,263	857,141	(12,655)	1,165,287	541
Balance (in shares) at Jun. 30, 2022			61,962,449
Issuance of ordinary shares		534		534				534
Issuance of ordinary shares (in shares)			59,481
Share-based compensation		3,286		3,286				3,286
Net income for the year		107,072				106,931		106,931	141
Appropriations to statutory reserves					1,612	(1,612)
Acquisition of a subsidiary	[1]	(90)		(388)				(388)	298
Transfer of an equity investee	[2]	(678)				(678)		(678)
Translation adjustments		(99,719)					(99,763)	(99,763)	44
Balance at Jun. 30, 2023		$ 1,176,233	$ 62	$ 246,908	$ 78,875	$ 961,782	$ (112,418)	$ 1,175,209	$ 1,024
Balance (in shares) at Jun. 30, 2023			62,021,930

[1]	In March 2023, Hollysys Group Co., Ltd., spent $90 to acquire the remaining 20% equity of HollySys Smart Energy Technology (Beijing) Co., Ltd., The difference between the acquisition consideration and the carrying value of the equity is recorded in the consolidated statement of shareholders’ equity.
[2]	In March 2023, Beijing Hollysys Co., Ltd., transferred 40% the equity of China Techenergy Co., Ltd. to Beijing HollySys Control Technology Co., Ltd., without consideration. The $678 recorded in the consolidated statement of shareholders’ equity is the deferred tax effect of the intercompany transfer due to different tax rates of the subsidiaries.